UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		May 31, 2009 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 98.14%

Aerospace/Aircrafts/Defense - 1.71%
3,500	Raytheon Co.	$ 156,275
6,800	United Technologies Corp.	357,748
		514,023
Automotive Parts- Retail/Wholesale - 1.02%
9,100	Genuine Parts Co.	304,668

Automobile - Manufacturing - 1.23%
4,600	Toyota Motor Corp. (Japan)	368,690

Banks- Money Center - 1.23%
32,800	Bank of America Corp.	369,656

Banks - Regional - 2.86%
22,500	BB&T Corp.	504,450
18,400	US Bancorp	353,280
		857,730
Beverages- Alcoholic/Soft Drink - 1.21%
7,400	Coca-Cola Co.	363,784

Building Products- Construction/Products/Miscellaneous - 0.57%
4,800	Stanley Works	171,360

Chemicals- Diversified - 1.10%
21,600	RPM International, Inc.	330,912

Chemicals - Specialty - 2.80%
11,500	Praxair, Inc.	841,800

Commercial Services - 2.73%
21,900	Ecolab, Inc.	817,965

Communications Equipment - 2.86%
56,200	Nokia Corp. (Finland) ADR	859,860

Computer- Mini/Micro - 1.89%
16,500	Hewlett-Packard Co.	566,775

Containers- Paper/Plastic - 1.40%
16,800	Bemis Co., Inc.	421,512

Cosmetics & Personal Care - 4.25%
25,400	Avon Products, Inc.	674,624
9,100	Colgate-Palmolive Co.	600,145
		1,274,769
Diversified Operations - 5.14%
7,200	3M Co.	411,120
20,200	Corning, Inc.	296,940
14,500	Fortune Brands, Inc.	507,645
24,200	General Electric Co.	326,216
		1,541,921
Electronic Equipment - 1.56%
14,600	Emerson Electric Co.	468,514

Electronic- Semiconductors - 1.86%
35,600	Intel Corp.	559,632

Finance- Investment Management - 2.12%
9,500	Franklin Resources, Inc.	635,075

Financial Services - 4.73%
11,500	Bank of New York Mellon Corp.	319,470
17,300	H&R Block, Inc.	252,580
31,000	Paychex, Inc.	847,540
		1,419,590
Food- Misc. Preparation - 2.74%
17,900	ConAgra Foods, Inc.	332,761
14,100	Hormel Foods Corp.	489,834
		822,595
Insurance- Life/Property/Casual - 4.40%
26,900	AFLAC, Inc.	954,950
9,000	Travelers Companies, Inc.	365,940
		1,320,890
Leisure Products - 1.83%
17,300	Polaris Industries, Inc.	549,621

Machinery - Const./Mining/Farming - 2.25%
23,000	Amcol International Corp.	492,430
4,200	Deere & Co.	182,574
		675,004
Machinery- Electrical Equipment - 5.09%
10,900	Dover Corp.	342,696
37,300	Johnson Controls, Inc.	743,389
24,100	Tennant Co.	440,307
		1,526,392
Manufacturing - 2.75%
15,900	Illinois Tool Works, Inc.	513,411
12,500	Pentair, Inc.	312,875
		826,286
Medical Instruments/Products - 2.79%
24,400	Medtronic, Inc.	838,140

Medical Drugs - 3.99%
11,000	Abbott Laboratories	495,660
12,700	Johnson & Johnson	700,532
		1,196,192
Medical/Dental-Supplies - 0.63%
2,800	Becton Dickinson & Co.	189,504

Metal Ores-Gold/Non Ferrous - 0.66%
10,700	Arch Coal, Inc.	198,271

Oil & Gas- International - 4.14%
12,500	BP Plc (United Kingdom) ADR	618,750
9,000	Exxon Mobil Corp.	624,150
		1,242,900
Paper & Paper Products - 1.42%
8,200	Kimberly Clark Corp.	425,498

Retail- Variety Stores - 1.15%
7,100	Costco Wholesale Corp.	344,492

Retail/Wholesale- Building Products - 1.33%
17,300	Home Depot, Inc.	400,668

Services-Prepackaged Software - 2.78%
40,000	Microsoft Corp.	835,600

Soap & Cleaning Preparations - 0.87%
5,000	Procter & Gamble Co.	259,700

Telecommunications Services - 2.38%
11,700	AT&T Corp.	290,043
13,800	Centurytel, Inc.	425,730
		715,773
Textile- Apparel/Mill Products - 1.51%
8,000	VF Corp.	454,560

Transportation- Equipment/Leasing - 0.81%
8,600	Ryder Systems, Inc.	242,348

Transportation- Railroads - 1.28%
7,800	Union Pacific Corp.	384,306

Utility- Electric - 6.34%
21,700	Duke Energy Corp.	307,055
11,200	Edison International	327,488
9,000	FPL Group, Inc. *	508,770
41,200	MDU Resources Group, Inc.	760,552
		1,903,865
Utility-Gas Distribution - 2.62%
13,200	National Fuel Gas Co.	442,596
11,400	SCANA Corp.	342,228
		784,824
Utility- Water - 2.11%
38,300	Aqua America, Inc.	631,567

Total for Common Stock (Cost $33,081,071) - 98.14%		$ 29,457,232

Cash & Equivalents - 1.59%
475,880	Fidelity Money Market Portfolio Select Class (Cost $475,880) 0.75%**	475,880

	Total Investments - 99.72% (Cost $33,556,951)	29,933,112

	Other Assests Less Liablities - 0.28%	82,590

	Net Assets - 100.00%	$ 30,015,702

** Variable Rate Security
ADR- American Depository Receipt.

The MP63 Fund, Inc.

Notes to Financial Statements
May 31, 2009 (Unaudited)

1. SECURITY TRANSACTIONS

At May 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $33,556,951 amounted to $3,623,840 which consisted of aggregate gross unrealized appreciation of $2,796,883 and aggregate gross unrealized depreciation of $6,420,722.

2. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting  Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2009:

	INVESTMENT	OTHER
	IN	FINANCIAL
	SECURITIES	INSTRUMENTS*
===============================================================
Level 1 - Quoted prices	$ 29,933,112	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 29,933,112	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 29, 2009

By /s/David Fish

*David Fish

Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.